Operating expenses - Additional Information (Details) € in Thousands	6 Months Ended
	Jun. 30, 2021 EUR (€) employee	Jun. 30, 2020 EUR (€) employee
Analysis of income and expense [abstract]
Personnel expenses other than share-based compensation | €	€ 12,700	€ 13,633
Number of employees | employee	212	247